Provision For Income Tax - Schedule of Reconciliation Effective Tax (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Reconciliation Effective Tax [Abstract]
(Loss) Income before income tax		$ (1,635,736)	$ 912,370	$ 949,649
Tax expenses at the British Virgin Islands statutory tax rare
Income taxes computed at Hong Kong Profits Tax rate		(269,896)	150,541	156,692
Tax allowance at the statutory tax rates		(1,362)	(1,276)	(765)
Tax effect on non-assessable income	[1]	(18)	(18)	(5,062)
Tax effect on non-deductible expenditure		75,483	772	403
Tax effect of two-tier tax rate		21,173	(21,087)	(21,042)
Exchange difference				(1)
(Benefit from) Provision for income taxes		$ (174,620)	$ 128,932	$ 130,225
British Virgin Islands statutory tax rate
HK Profits tax rate		16.50%	16.50%	16.50%
Tax allowance at the statutory tax rates		0.10%	(0.10%)	(0.10%)
Non-assessable income				(0.50%)
Non-deductible expenditure		(4.60%)
Two-tier tax rate		(1.30%)	(2.30%)	(2.20%)
Effective tax rate		10.70%	14.10%	13.70%

[1]	Income that is not taxable mainly consisted of government grants which are non-taxable under Hong Kong profits tax law.